Schedule III - Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2011
Real Estate and Accumulated Depreciation Disclosure [Abstract]
Real Estate and Accumulated Depreciation Disclosure [Text Block]
W. P. CAREY & CO. LLC
SCHEDULE III — REAL ESTATE and ACCUMULATED DEPRECIATION
December 31, 2011
(in thousands)

Description	Encumbrances	Initial Cost to Company - Land	Initial Cost to Company - Buildings	Costs Capitalized Subsequent to Acquisition (a)	Increase (Decrease) in Net Investments (b)	Gross Amount at which Carried at Close of Period (c) - Land	Gross Amount at which Carried at Close of Period (c) - Buildings	Gross Amount at which Carried at Close of Period (c) - Total	Accumulated Depreciation (c)	Date Acquired	Life on which Depreciation in Latest Statement of Income is Computed
Real Estate Under Operating Leases:
Office facilities in Broomfield, CO	$-	$248	$2,538	$4,844	$(1,784)	$2,928	$2,918	$5,846	$1,143	Jan. 1998	40 yrs.
Distribution facilities and warehouses in Erlanger, KY	9,323	1,526	21,427	2,966	141	1,526	24,534	26,060	8,681	Jan. 1998	40 yrs.
Retail stores in Montgomery and Brewton, AL	-	855	6,762	143	(6,547)	142	1,071	1,213	759	Jan. 1998	40 yrs.
Warehouse/distribution facilities in Anchorage, AK and Commerce, CA	-	4,905	11,898	-	12	4,905	11,910	16,815	1,041	Jan. 1998	40 yrs.
Office facility in Toledo, OH	2,313	224	2,408	-	-	224	2,408	2,632	903	Jan. 1998	40 yrs.
Industrial facility in Goshen, IN	-	239	940	-	-	239	940	1,179	86	Jan. 1998	40 yrs.
Office facility in Beaumont, TX	-	164	2,344	967	-	164	3,311	3,475	1,323	Jan. 1998	40 yrs.
Office facility in Raleigh, NC	-	1,638	2,844	157	(2,554)	828	1,257	2,085	383	Jan. 1998	20 yrs.
Office facility in King of Prussia, PA	-	1,219	6,283	1,295	-	1,219	7,578	8,797	2,461	Jan. 1998	40 yrs.
Warehouse/distribution facility in Fort Lauderdale, FL	-	1,893	11,077	703	(8,449)	1,173	4,051	5,224	1,325	Jan. 1998	40 yrs.
Industrial facilities in Pinconning, MS	-	32	1,692	-	-	32	1,692	1,724	592	Jan. 1998	40 yrs.
Industrial facilities in San Fernando, CA	8,020	2,052	5,322	-	152	2,052	5,474	7,526	1,906	Jan. 1998	40 yrs.
Land leased in several cities in the following states: Alabama, Florida, Georgia, Illinois, Louisiana, Missouri, New Mexico, North Carolina, South Carolina and Texas	395	9,382	-	-	(172)	9,210	-	9,210	-	Jan. 1998	N/A
Industrial facility in Milton, VT	-	220	1,579	-	-	220	1,579	1,799	553	Jan. 1998	40 yrs.
Land in Glendora, CA	-	1,135	-	-	17	1,152	-	1,152	-	Jan. 1998	N/A
Office facilities in Bloomingdale, IL	-	1,075	11,453	1,050	(4,934)	520	8,124	8,644	4,160	Jan. 1998	40 yrs.
Industrial facility in Doraville, GA	4,939	3,288	9,864	1,546	274	3,287	11,685	14,972	3,576	Jan. 1998	40 yrs.
Office facilities in Collierville, TN and warehouse/distribution facilities in Corpus Christi and College Station, TX	52,921	3,490	72,497	-	(15,008)	335	60,644	60,979	1,969	Jan. 1998	40 yrs.
Land in Irving and Houston, TX	8,508	9,795	-	-	-	9,795	-	9,795	-	Jan. 1998	N/A
Industrial facility in Chandler, AZ	12,685	5,035	18,957	7,435	541	5,035	26,933	31,968	8,176	Jan. 1998	40 yrs.
Warehouse/distribution facilities in Houston, TX	-	167	885	68	-	167	953	1,120	320	Jan. 1998	40 yrs.
Industrial facility in Prophetstown, IL	-	70	1,477	-	(1,424)	7	116	123	27	Jan. 1998	40 yrs.
Office facilities in Bridgeton, MO	-	842	4,762	1,627	71	842	6,460	7,302	1,272	Jan. 1998	40 yrs.
Industrial facility in Industry, CA	-	3,789	13,164	1,380	318	3,789	14,862	18,651	4,172	Jan. 1998	40 yrs.
Warehouse/distribution facilities in Memphis, TN	-	1,051	14,037	1,519	(3,418)	807	12,382	13,189	10,388	Jan. 1998	7 yrs.
Retail stores in Drayton Plains, MI and Citrus Heights, CA	-	1,039	4,788	165	193	1,039	5,146	6,185	920	Jan. 1998	35 yrs.
Warehouse/distribution facilities in New Orleans, LA; Memphis, TN and San Antonio, TX	-	1,882	3,973	-	-	1,882	3,973	5,855	496	Jan. 1998	15 yrs.
Retail store in Bellevue, WA	8,533	4,125	11,812	393	-	4,494	11,836	16,330	4,056	Apr. 1998	40 yrs.
Office facility in Houston, TX	4,360	3,260	22,574	1,628	(5,947)	2,522	18,993	21,515	6,449	Jun. 1998	40 yrs.
Office facility in Rio Rancho, NM	8,418	1,190	9,353	1,316	-	1,467	10,392	11,859	3,333	Jul. 1998	40 yrs.
Vacant office facility in Moorestown, NJ	-	351	5,981	937	43	351	6,961	7,312	2,689	Feb. 1999	40 yrs.
Office facility in Norcross, GA	28,752	5,200	25,585	11,822	-	5,200	37,407	42,607	11,392	Jun. 1999	40 yrs.
Office facility in Tours, France	5,572	1,034	9,737	323	3,868	1,421	13,541	14,962	3,730	Sep. 2000	40 yrs.
Office facility in Illkirch, France	14,098	-	18,520	-	8,555	-	27,075	27,075	7,971	Dec. 2001	40 yrs.
Industrial and warehouse/distribution facilities in Lenexa, KS; Winston-Salem, NC and Dallas, TX	7,990	1,860	12,539	-	5	1,860	12,544	14,404	2,989	Sep. 2002	40 yrs.
Office buildings in Venice, CA	24,000	2,032	10,152	13,160	1	2,032	23,313	25,345	1,918	Sep. 2004	40 yrs.
Warehouse/distribution facility in Greenfield, IN	-	2,807	10,335	210	(8,383)	967	4,002	4,969	709	Sep. 2004	40 yrs.
Office facility in San Diego, CA	-	4,647	19,712	8	(5,530)	3,399	15,438	18,837	3,602	Sep. 2004	40 yrs.
Warehouse/distribution facilities in Birmingham, AL	4,557	1,256	7,704	-	-	1,256	7,704	8,960	1,404	Sep. 2004	40 yrs.
Industrial facility in Scottsdale, AZ	1,306	586	46	-	-	586	46	632	8	Sep. 2004	40 yrs.
Retail store in Hot Springs, AR	-	850	2,939	2	(2,614)	-	1,177	1,177	215	Sep. 2004	40 yrs.
Industrial facilities in Apopka, FL	-	362	10,855	576	-	362	11,431	11,793	2,001	Sep. 2004	40 yrs.
Retail facility in Jacksonville, FL	-	975	6,980	20	-	975	7,000	7,975	1,274	Sep. 2004	40 yrs.
Retail facilities in Charlotte, NC	-	1,639	10,608	171	25	1,639	10,804	12,443	2,108	Sep. 2004	40 yrs.
Land in San Leandro, CA	-	1,532	-	-	-	1,532	-	1,532	-	Dec. 2006	N/A
Industrial facility in Sunnyvale, CA	-	1,663	3,571	-	-	1,663	3,571	5,234	672	Dec. 2006	27 yrs.
Fitness and recreational sports center in Austin, TX	3,314	1,725	5,168	-	-	1,725	5,168	6,893	922	Dec. 2006	28.5 yrs.
Retail store in Wroclaw, Poland	8,242	3,600	10,306	-	(2,200)	3,238	8,468	11,706	859	Dec. 2007	40 yrs.
Office facility in Fort Worth, TX	34,218	4,600	37,580	-	-	4,600	37,580	42,180	1,801	Feb. 2010	40 yrs.
Warehouse/distribution facility in Mallorca, Spain	-	11,109	12,636	-	1,693	11,914	13,524	25,438	535	Jun. 2010	40 yrs.
Industrial and office facilities in San Diego, CA	33,752	7,247	29,098	953	(5,514)	4,761	27,023	31,784	785	May 2011	40 yrs.
	$286,216	$120,905	$526,762	$57,384	$(58,569)	$111,483	$534,999	$646,482	$118,054

SCHEDULE III — REAL ESTATE and ACCUMULATED DEPRECIATION (Continued)
December 31, 2011
(in thousands)

Description	Encumbrances	Initial Cost to Company - Land	Initial Cost to Company - Buildings	Costs Capitalized Subsequent to Acquisition (a)	Increase (Decrease) in Net Investment(b)	Gross Amount at which Carried at Close of Period Total	Date Acquired
Direct Financing Method:
Retail stores in several cities in the following states: Alabama, Florida, Georgia, Illinois, Louisiana, Missouri, New Mexico, North Carolina, South Carolina and Texas	$577	$-	$16,416	$-	$(384)	$16,032	Jan. 1998
Office and industrial facilities in Glendora, CA and Romulus, MI	-	454	13,251	9	(2,408)	11,306	Jan. 1998
Industrial facilities in Thurmont, MD and Farmington, NY	-	729	6,093	-	(139)	6,683	Jan. 1998
Industrial facilities in Irving and Houston, TX	20,828	-	27,599	-	(3,620)	23,979	Jan. 1998
	$21,405	$1,183	$63,359	$9	$(6,551)	$58,000

Description	Encumbrances	Initial Cost to Company - Land	Initial Cost to Company - Buildings	Initial Cost to Company - Personal Property	Costs Capitalized Subsequent to Acquisition (a)	Increase (Decrease) in Net Investments (b)	Gross Amount at which Carried at Close of Period (c) - Land	Gross Amount at which Carried at Close of Period (c) - Buildings	Gross Amount at which Carried at Close of Period (c) - Personal Property	Gross Amount at which Carried at Close of Period (c) - Total	Accumulated Depreciation (c)	Date Acquired	Life on which Depreciation in Latest Statement of Income is computed
Operating Real Estate:
Hotel located in Livonia, MI	$-	$2,765	$11,087	$3,816	$18,623	$(9,972)	$2,765	$14,086	$9,468	$26,319	$10,093	Jan. 1998	7-40 yrs.
Self storage facilities in Taunton, North Andover, North Billerica and Brockton, MA	9,722	4,300	12,274	-	223	(478)	4,300	12,019	-	16,319	1,697	Dec. 2006	25-40 yrs.
Self storage facility in Newington, CT	2,115	520	2,973	-	231	(121)	520	3,083	-	3,603	388	Dec. 2006	40 yrs.
Self storage facility in Killeen, TX	3,290	1,230	3,821	-	337	(179)	1,230	3,979	-	5,209	525	Dec. 2006	30 yrs.
Self storage facility in Rohnert Park, CA	3,169	1,761	4,989	-	39	-	1,761	5,028	-	6,789	620	Jan. 2007	40 yrs.
Self storage facility in Fort Worth, TX	2,192	1,030	4,176	-	33	-	1,030	4,209	-	5,239	521	Jan. 2007	40 yrs.
Self storage facility in Augusta, GA	1,912	970	2,442	-	48	-	970	2,490	-	3,460	304	Feb. 2007	39 yrs.
Self storage facility in Garland, TX	1,464	880	3,104	-	56	-	880	3,160	-	4,040	381	Feb. 2007	40 yrs.
Self storage facility in Lawrenceville, GA	2,360	1,410	4,477	-	83	-	1,411	4,559	-	5,970	592	Mar. 2007	37 yrs.
Self storage facility in Fairfield, OH	1,860	540	2,640	-	19	-	540	2,659	-	3,199	420	Apr. 2007	30 yrs.
Self storage facility in Tallahassee, FL	3,701	850	5,736	-	7	-	850	5,743	-	6,593	665	Apr. 2007	40 yrs.
Self storage facility in Lincolnshire, IL	1,993	1,477	1,519	-	67	-	1,477	1,586	-	3,063	127	Jul. 2010	18 yrs.
Self storage facility in Chicago, IL	1,715	823	912	-	623	-	823	1,535	-	2,358	154	Jul. 2010	15 yrs.
Self storage facility in Chicago, IL	1,438	700	733	-	512	-	700	1,245	-	1,945	122	Jul. 2010	15 yrs.
Self storage facility in Bedford Park, IL	1,746	809	1,312	-	179	-	809	1,491	-	2,300	112	Jul. 2010	20 yrs.
Self storage facility in Bentonville, AR	2,056	1,050	1,323	-	4	-	1,050	1,327	-	2,377	74	Sep. 2010	24 yrs.
Self storage facility in Tallahassee, FL	3,899	570	3,447	-	26	-	570	3,473	-	4,043	144	Sep. 2010	30 yrs.
Self storage facility in Pensacola, FL	1,838	560	2,082	-	5	-	560	2,087	-	2,647	87	Sep. 2010	30 yrs.
Self storage facility in Chicago, IL	2,118	1,785	2,617	-	-	-	1,785	2,617	-	4,402	95	Oct. 2010	32 yrs.
	$48,588	$24,030	$71,664	$3,816	$21,115	$(10,750)	$24,031	$76,376	$9,468	$109,875	$17,121

W. P. CAREY & CO. LLC
NOTES TO SCHEDULE III — REAL ESTATE AND ACCUMULATED DEPRECIATION
(in thousands)

__________

  Consists of the cost of improvements and acquisition costs subsequent to acquisition, including legal fees, appraisal fees, title costs, other related professional fees and purchases of furniture, fixtures, equipment and improvements at the hotel properties.
  The increase (decrease) in net investment is primarily due to (i) the amortization of unearned income from net investment in direct financing leases, which produces a periodic rate of return that at times may be greater or less than lease payments received, (ii) sales of properties, (iii) impairment charges, (iv) changes in foreign currency exchange rates, and (v) adjustments in connection with purchasing certain noncontrolling interests.
  Reconciliation of real estate and accumulated depreciation (see below):

	Reconciliation of Real Estate Subject to
	Operating Leases
	Years Ended December 31,
	2011	2010	2009
Balance at beginning of year	$560,592	$525,607	$603,044
Additions	107,484	67,787	4,754
Dispositions	(22,106)	(18,896)	(46,951)
Foreign currency translation adjustment	(1,837)	(2,142)	966
Reclassification from (to) equity investment, direct financing lease,
intangible assets or assets held for sale	20,105	1,790	(28,977)
Deconsolidation of real estate asset	(5,938)	-	-
Impairment charges	(11,818)	(13,554)	(7,229)
Balance at end of year	$646,482	$560,592	$525,607

	Reconciliation of Accumulated Depreciation for
	Real Estate Subject to Operating Leases
	Years Ended December 31,
	2011	2010	2009
Balance at beginning of year	$108,032	$100,247	$103,249
Depreciation expense	15,179	13,437	12,841
Dispositions	(5,785)	(5,000)	(9,677)
Foreign currency translation adjustment	(396)	(839)	285
Reclassification from (to) equity investment, direct financing lease,
intangible assets or assets held for sale	2,339	187	(6,451)
Deconsolidation of real estate asset	(1,315)	-	-
Balance at end of year	$118,054	$108,032	$100,247

	Reconciliation of Operating Real Estate
	Years Ended December 31,
	2011	2010	2009
Balance at beginning of year	$109,851	$85,927	$84,547
Additions/Capital expenditures	24	23,924	1,380
Balance at end of year	$109,875	$109,851	$85,927

	Reconciliation of Accumulated Depreciation for
	Operating Real Estate
	Years Ended December 31,
	2011	2010	2009
Balance at beginning of year	$14,280	$12,039	$10,013
Depreciation expense	2,841	2,241	2,026
Balance at end of year	$17,121	$14,280	$12,039

At December 31, 2011, the aggregate cost of real estate that we and our consolidated subsidiaries own for federal income tax purposes was approximately $824.3 million.